Reinsurance (Tables)	12 Months Ended
Dec. 31, 2022
Reinsurance [Abstract]
Reinsurance amounts recorded on Consolidated Statements of Comprehensive Income (Loss)

	For the Years Ended December 31,
	2022	2021	2020
Direct insurance premiums and fee income	$13,479	$13,277	$13,159
Reinsurance assumed	102	97	101
Reinsurance ceded	(2,374)	(2,249)	(2,018)
Total insurance premiums and fee income	$11,207	$11,125	$11,242

Direct insurance benefits	$10,266	$10,491	$10,497
Reinsurance recoveries	(2,063)	(2,464)	(2,447)
Total benefits	$8,203	$8,027	$8,050

Direct market risk benefit (gain) loss	$(3,517)	$(4,011)	$-
Reinsurance ceded	3,814	2,457	-
Total market risk benefit (gain) loss	$296	$(1,554)	$-

Direct policyholder liability remeasurement (gain) loss	$3,284	$(164)	$-
Reinsurance ceded	(839)	45	-
Total policyholder liability remeasurement (gain) loss	$2,445	$(119)	$-

Schedule Of Assets In Support Of Reserves

	As of December 31,
	2022	2021
Fixed maturity AFS securities	$474	$744
Trading securities	2,644	3,399
Equity securities	60	54
Mortgage loans on real estate	487	739
Derivative investments	39	93
Other investments	42	227
Cash and invested cash	26	110
Accrued investment income	35	33
Other assets	2	5
Total	$3,809	$5,404